Derivative financial instruments - Movement in reserves related to hedge accounting (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in cash flow hedge reserve
Cash flow hedges marked to market	[1]	$ 1,065	$ (825)	$ (430)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	[1]	(428)	1,502	255
Cash flow hedges (including reclassifications), pre-tax		637	677	(175)
Movement in costs of hedging reserve
Costs of hedging marked to market	[1]	(67)	61	(105)
Costs of hedging reclassified to the income statement	[1]	(11)	25	21
Costs of hedging (including reclassifications), Pre-tax		(78)	86	(84)
Movement in cash flow hedge and costs of hedging reserves
Total reserve, period start		(212)	(972)
Cash flow hedges marked to market		1,080	(829)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	[1]	(428)	1,502	255
Costs of hedging marked to market	[1]	(67)	61	(105)
Costs of hedging reclassified to the income statement	[1]	(11)	25	21
Cash flow hedges and cost of hedges (including reclassifications), pre-tax		574	759
Cash flow hedges transferred to the balance sheet	[2]	1	(1)	10
Total reserve, period start		361	(212)	(972)
Highly probable forecast capital expenditure | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		0	3
Cash flow hedges marked to market		15	(4)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	0
Cash flow hedges (including reclassifications), pre-tax		15	(4)
Reserve of cash flow hedges, period end		14	0	3
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	0
Cash flow hedges transferred to the balance sheet		1	(1)
Highly probable forecast sales | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		(108)	(134)
Cash flow hedges marked to market		1,065	(825)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		(428)	851
Cash flow hedges (including reclassifications), pre-tax		637	26
Reserve of cash flow hedges, period end		529	(108)	(134)
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		(428)	851
Cash flow hedges transferred to the balance sheet		0	0
Purchase of equity | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		0	(651)
Cash flow hedges marked to market		0	0
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	651
Cash flow hedges (including reclassifications), pre-tax		0	651
Reserve of cash flow hedges, period end		0	0	(651)
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	651
Cash flow hedges transferred to the balance sheet		0	0
Interest rate and foreign currency risk on finance debt | Fair value hedges
Movement in costs of hedging reserve
Cost of hedging reserve, period start		(104)	(190)
Costs of hedging marked to market		(67)	61
Costs of hedging reclassified to the income statement		(11)	25
Costs of hedging (including reclassifications), Pre-tax		(78)	86
Cost of hedging reserve, period end		(182)	(104)	$ (190)
Movement in cash flow hedge and costs of hedging reserves
Costs of hedging marked to market		(67)	61
Costs of hedging reclassified to the income statement		$ (11)	$ 25

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.